Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property and Equipment

Property and equipment consisted of the following at December 31, 2025 and 2024 (in thousands):

		December 31,
	Lives in years	2025	2024
Leasehold improvements	1 to 2	$138	$6
Plant & Equipment	3 to 5	1	—
Office equipment and furniture	3 to 5	282	420
		421	427
Less: accumulated depreciation and amortization		(284)	(424)
		$137	$3

Future NRG Sdn. Bhd. [Member]
Schedule of Property and Equipment

	June 30, 2026 (USD)	Dec 31, 2025 (USD)
Freehold land	401,253	402,883
Building — net	2,596,718	2,638,829
Plant and machinery — net	1,394,978	1,461,536
Computer and office equipment — net	10,269	14,665
Air conditioners, furniture and fittings — net	391	484
Property and equipment, net — continuing operations	4,403,609	4,518,397

	Note	2025	2024
		(USD)	(USD)
Cost:
Land		402,883	365,570
Building		3,155,999	2,863,705
Machinery		2,455,818	2,228,372
Computer & office equipment		64,280	51,730
Other assets		4,188	3,340
Total cost		6,083,168	5,512,717
Less: Accumulated depreciation:
Building		(517,170)	(411,998)
Machinery		(994,282)	(791,695)
Other assets		(53,319)	(41,496)
Total depreciation		(1,564,771)	(1,245,189)

Property and equipment, net		4,518,397	4,267,528